Investments in Unity Business Networks, LLC	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Investments in Unity Business Networks, LLC

During the quarter ended September 30, 2007 the Company purchased all the Series A Preferred Shares (the Series A Shares) of Unity Business Networks, LLC (Unity) for cash of $1.2 million, including transaction costs. The Series A Shares were convertible at any time at the Company’s option into 15% of Unity’s common stock on a fully-diluted basis. In addition, the Company had an option to purchase all the outstanding common stock of Unity based on a specified multiple of Unity’s 2008 revenues, as defined.

On September 30, 2009 the Company received a cash payment of $766,950 in connection with Telesphere Networks’ purchase of the VoIP services business of Unity, including Zoom’s preferred stock investment described above. The transaction called for additional periodic payments totaling $43,050 over 24 months beginning in October 2009 and a final payment of $150,000 on September 30, 2011, or $960,000 in total. As of December 31, 2011, all payments had been received with regard to this transaction.